BETTER 10K - OTHER LIABILITIES - Narrative (Details) - USD ($) $ in Millions	1 Months Ended		3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended
	Apr. 30, 2023	Dec. 31, 2022	Oct. 11, 2023	Apr. 30, 2023	Dec. 31, 2022	Oct. 31, 2023	Jun. 30, 2023	Dec. 31, 2021
Other Liabilities [Line Items]
Advance included in deferred revenue		$ 50.0			$ 50.0		$ 50.0	$ 50.0
Repayment/revenue recognized				$ 15.0	20.0
Repayment of deferred revenue	$ 12.7	12.9			12.9
Deferred revenue		$ 30.0			$ 30.0		$ 15.0
Forecast
Other Liabilities [Line Items]
Repayment/revenue recognized			$ 15.0			$ 15.0